Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) PSU	Dec. 31, 2021 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	513,510	593,150
Beginning balance	$ 26,305	$ 29,081
Granted | PSU	129,140	134,180
Paid | PSU	(186,730)	(213,820)
Forfeited | PSU	(11,300)
Ending balance | PSU	444,620	513,510
Accrual related to the fair value of the PSUs outstanding	$ 14,414	$ 14,004
Foreign exchange adjustment	(870)	149
Paid	(18,411)	(16,929)
Forfeited	(199)
Ending balance	$ 21,239	$ 26,305